Restricted Net Assets (Tables)	12 Months Ended
Dec. 31, 2014
Restricted Net Assets
FINANCIAL INFORMATION OF PARENT COMPANY CONDENSED BALANCE SHEETS

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED BALANCE SHEETS

AS OF DECEMBER 31, 2013 AND 2014

(All amounts in thousands)

	As of December 31,
	2013	2014	2014
	RMB	RMB	US$

ASSETS
Current assets:
Cash and cash equivalents	73,365	58,342	9,403
Short-term deposits	177,319	9,466	1,526
Prepaid expenses and other current assets	8,000	7,955	1,282
Total current assets	258,684	75,763	12,211
Non-current assets:
Investments in subsidiaries and VIEs	286,455	316,253	50,971
Total assets	545,139	392,016	63,182

LIABILITIES
Current liabilities:
Accrued expenses and other current liabilities, current portion	5,921	4,976	802
Total current liabilities	5,921	4,976	802
Total liabilities	5,921	4,976	802

SHAREHOLDERS’ EQUITY
Ordinary shares (US$0.001 par value; 100,000,000 shares authorized as of December 31, 2013 and 2014; 49,030,944 shares issued and outstanding as of December 31, 2013; 49,930,944 shares issued and outstanding as of December 31, 2014)	349	354	57
Additional paid-in capital	506,458	358,768	57,823

Less: Treasury shares (4,145,729 and 5,310,240 shares as of December 31, 2013 and 2014, respectively)	(91,100)	(117,480)	(18,934)
Statutory reserves	9,974	10,103	1,628
Retained earnings	126,367	146,345	23,587
Accumulated other comprehensive loss	(12,830)	(11,050)	(1,781)
Total shareholders’ equity	539,218	387,040	62,380

Total liabilities and shareholders’ equity	545,139	392,016	63,182

FINANCIAL INFORMATION OF PARENT COMPANY CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

FOR THE YEARS ENDED DECEMBER 31, 2012, 2013 AND 2014

(All amounts in thousands)

	For the Year Ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$

Operating expenses:
General and administrative expenses	(6,443)	(4,461)	(3,369)	(543)
Total operating expenses	(6,443)	(4,461)	(3,369)	(543)
Operating loss	(6,443)	(4,461)	(3,369)	(543)
Share of income of subsidiaries and VIEs	59,671	61,151	20,251	3,264
Interest income	6,595	4,329	4,147	668
Foreign currency exchange (loss)/income, net	(1,829)	2,239	(1,536)	(248)
Other income, net	943	398	614	99
Income before income tax	58,937	63,656	20,107	3,240
Income tax expenses	—	—	—	—
Net income	58,937	63,656	20,107	3,240

Net income	58,937	63,656	20,107	3,240
Other comprehensive (loss)/income:
Foreign currency translation adjustments, net of tax of RMB nil	(775)	(9,083)	1,799	290
Share of other comprehensive income/(loss) of subsidiaries and VIEs, net of tax of RMB nil	3	65	(19)	(3)
Other comprehensive (loss)/income	(772)	(9,018)	1,780	287
Comprehensive income	58,165	54,638	21,887	3,527

FINANCIAL INFORMATION OF PARENT COMPANY CONDENSED STATEMENTS OF CASH FLOWS

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2012, 2013 AND 2014

(In thousands)

	For the Year Ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$

Cash flows provided by operating activities	26,046	519	491	79

Cash flows provided by/(used in) investing activities	146,504	(23,823)	167,853	27,053

Cash flows used in financing activities	(57,660)	(73,234)	(183,627)	(29,595)

Effect of exchange rate changes on cash and cash equivalents	(2,604)	(6,844)	260	42
Net increase/(decrease) in cash and cash equivalents	112,286	(103,382)	(15,023)	(2,421)
Cash and cash equivalents at beginning of year	64,461	176,747	73,365	11,824
Cash and cash equivalents at end of year	176,747	73,365	58,342	9,403